Loans Receivable (Details) - Schedule of Loans Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Receivable [Line Items]
Loans receivable	$ 281,694	$ 1,840,000
Borrower A [Member]
Schedule of Loans Receivable [Line Items]
Loans receivable		1,590,000
Borrower B [Member]
Schedule of Loans Receivable [Line Items]
Loans receivable		250,000
Borrower C [Member]
Schedule of Loans Receivable [Line Items]
Loans receivable	$ 281,694